Note 1 - Description of Organization and Business Operations	4 Months Ended
Oct. 09, 2020
Since Inception
Note 1 - Description of Organization and Business Operations

Note 1 – Description of Organization and Business Operations

Advanced Container Technologies, Inc. (the “Company”) was incorporated in the State of California on June 2, 2020, for the purpose of entering into an agreement with GP Solutions, Inc. (“GP”), under which it would sell and distribute modular, stackable and mobile vertical hydroponics grow boxes, equipped with lights, exhaust system, hydroponics growing container and odor control systems that are manufactured by GP and are called “AgPods.” On August 6, 2020, the Company and GP entered into an agreement relating to these matters (the “Distributorship Agreement”).

Advanced Container Technologies, Inc., a Florida corporation that was then named “Medtainer, Inc.” (“ACTX”), the Company and all of the shareholders of the Company entered into an Exchange Agreement dated August 14, 2020, which was amended on September 9, 2020, under which these shareholders agreed to exchange their shares in the Company for 50,000,000 shares of the common stock of ACTX. On October 9, 2020, the Exchange Agreement was consummated, with the result that the Company became the wholly owned subsidiary of ACTX.